UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: International Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.13%
Financial	18.46
Consumer, Cyclical	14.15
Industrial	13.20
Basic Materials	8.07
Communications	7.46
Technology	5.86
Utilities	2.88
Energy	2.55
Diversified	0.24
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(05/01/20)	(10/30/20)	(05/01/20 – 10/30/20)
Institutional Class
Actual	$1,000.00	$1,094.50	$3.41 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.29 *
Investor Class
Actual	$1,000.00	$ 941.00	$1.52 **
Hypothetical (5% return before expenses)	$1,000.00	$1,006.20	$1.57 **
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 57/365 days to reflect the share class's inception date of September 3, 2020 through October 30, 2020.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.70%
1,214	Air Liquide SA	$ 177,533
500	Air Water Inc	7,144
494	Akzo Nobel NV	47,517
11,949	Anglo American PLC	280,332
1,011	Antofagasta PLC	13,474
1,815	ArcelorMittal SA(a)	24,611
1,876	Arkema SA	183,734
3,000	Asahi Kasei Corp	25,997
2,357	BASF SE	129,065
7,564	BHP Group Ltd	181,321
5,423	BHP Group PLC	105,043
14,306	BlueScope Steel Ltd	147,762
6,501	Boliden AB(a)	177,277
383	Brenntag AG	24,480
269	Chr Hansen Holding A/S	27,145
501	Clariant AG	8,595
461	Covestro AG(b)	22,002
330	Croda International PLC	25,784
400	Daicel Corp	2,855
20	EMS-Chemie Holding AG	17,592
4,157	Evolution Mining Ltd	16,297
4,303	Evonik Industries AG	103,602
1,132	Evraz PLC	5,270
25,948	Fortescue Metals Group Ltd	317,434
22	Givaudan SA	89,715
25,663	Glencore PLC(a)	51,762
39,800	Highland Gold Mining Ltd	154,579
600	Hitachi Metals Ltd	7,957
1,464	ICL Group Ltd	5,311
1,200	JFE Holdings Inc(a)	8,431
469	Johnson Matthey PLC	13,050
4,800	Kaneka Corp	134,324
500	Kansai Paint Co Ltd	12,891
45,000	Kingboard Holdings Ltd	152,417
2,941	Koninklijke DSM NV	470,345
700	Kuraray Co Ltd	6,474
218	LANXESS AG	11,056
21,300	Mitsubishi Chemical Holdings Corp	119,880
11,000	Mitsubishi Gas Chemical Co Inc	200,523
300	Mitsubishi Materials Corp	5,505
6,300	Mitsui Chemicals Inc	161,358
1,233	Mondi PLC	23,362
2,075	Newcrest Mining Ltd	43,030
300	Nippon Paint Holdings Co Ltd	27,024
400	Nippon Sanso Holdings Corp	5,865
2,000	Nippon Steel Corp(a)	19,398
400	Nissan Chemical Corp	21,228
400	Nitto Denko Corp	28,102
3,172	Norsk Hydro ASA(a)	8,914
1,882	Northern Star Resources Ltd	19,881
534	Novozymes A/S Class B	32,115
2,300	Oji Holdings Corp	9,693
5,053	Rio Tinto Ltd	328,717
2,881	Rio Tinto PLC	162,935
900	Shin-Etsu Chemical Co Ltd	120,210
200	Showa Denko KK	3,401
Shares		Fair Value
Basic Materials — (continued)
560	Smurfit Kappa Group PLC	$ 21,100
181	Solvay SA	14,706
12,446	South32 Ltd	17,760
40,800	St Barbara Ltd	76,722
1,494	Stora Enso OYJ Class R	21,802
3,900	Sumitomo Chemical Co Ltd	12,758
600	Sumitomo Metal Mining Co Ltd	18,650
1,555	Svenska Cellulosa AB SCA Class B(a)	21,034
3,430	Symrise AG	422,953
891	thyssenkrupp AG(a)	4,253
3,300	Toray Industries Inc	14,932
600	Tosoh Corp	9,726
10,006	Umicore SA	385,743
1,370	UPM-Kymmene OYJ	38,715
328	voestalpine AG	9,121
493	Yara International ASA	17,253
		5,638,547
Communications — 7.14%
635	Adevinta ASA(a)	9,811
1,468	Altice Europe NV(a)	7,218
100,000	Ascential PLC(a)	357,869
2,562	Auto Trader Group PLC(b)	19,256
2,178	Bollore SA(a)	7,807
103,640	BT Group PLC	136,049
6,900	CyberAgent Inc	433,999
330	Delivery Hero SE(a)(b)	37,882
400	Dentsu Group Inc	11,531
8,558	Deutsche Telekom AG	130,070
386	Elisa OYJ	18,979
4,600	Freenet AG(a)	81,494
600	Hakuhodo DY Holdings Inc	7,645
100	Hikari Tsushin Inc	23,454
10,000	HKT Trust & HKT Ltd	12,933
42	Iliad SA	8,120
3,850	Informa PLC(a)	20,884
214	JCDecaux SA(a)	3,303
300	Kakaku.com Inc	7,928
24,300	KDDI Corp	657,436
9,109	Koninklijke KPN NV	24,601
1,200	M3 Inc(a)	81,043
300	MercadoLibre Inc(a)	364,215
230	Mercari Inc(a)	9,670
300	MonotaRO Co Ltd	16,593
160	Nice Ltd(a)	36,389
23,100	Nippon Telegraph & Telephone Corp	485,928
14,520	Nokia OYJ(a)	48,950
2,900	NTT DOCOMO Inc	107,982
19,923	Orange SA	223,727
12,000	PCCW Ltd	7,220
1,737	Pearson PLC	11,471
1,251	Prosus NV	124,894
329	Proximus SADP	6,396
556	Publicis Groupe SA	19,317
2,200	Rakuten Inc	21,404

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
282	Schibsted ASA Class B(a)	$ 10,175
261	Scout24 AG(b)	21,056
859	SEEK Ltd	13,001
926	SES SA	7,396
300	Shopify Inc Class A(a)	277,629
20,900	Singapore Telecommunications Ltd	31,068
7,300	SoftBank Corp	84,954
4,000	SoftBank Group Corp	260,535
4,360	Spark New Zealand Ltd	12,939
66	Swisscom AG	33,568
1,282	Tele2 AB Class B	15,130
30,438	Telecom Italia SpA	10,771
7,494	Telefonaktiebolaget LM Ericsson Class B	83,667
2,309	Telefonica Deutschland Holding AG	5,824
28,000	Telefonica SA	91,084
152	Telenet Group Holding NV	5,846
1,852	Telenor ASA	28,618
21,900	Television Francaise 1(a)	128,549
6,197	Telia Co AB	23,711
10,503	Telstra Corp Ltd	19,779
1,067	TPG Telecom Ltd(a)	5,386
300	Trend Micro Inc	16,805
3,834	United Internet AG	134,452
2,131	Vivendi SA	61,508
68,758	Vodafone Group PLC	91,703
132	Wix.com Ltd(a)	32,646
701	Wolters Kluwer NV(a)	56,757
3,125	WPP PLC	24,952
6,800	Z Holdings Corp	47,417
200	ZOZO Inc	5,074
		5,225,468
Consumer, Cyclical — 12.98%
100	ABC-Mart Inc(a)	5,072
467	Accor SA(a)	11,903
485	adidas AG(a)	144,096
1,500	Aeon Co Ltd	38,322
300	Aisin Seiki Co Ltd	9,089
100	ANA Holdings Inc(a)	2,181
1,474	Aristocrat Leisure Ltd	29,682
500	Bandai Namco Holdings Inc	37,367
18,127	Barratt Developments PLC(a)	113,281
5,149	Bayerische Motoren Werke AG	351,875
321	Berkeley Group Holdings PLC	16,874
110,000	boohoo Group PLC(a)	385,377
1,400	Bridgestone Corp	45,633
863	Bunzl PLC	26,816
1,038	Burberry Group PLC	18,224
1,340	Cie Financiere Richemont SA	83,755
1,935	Cie Generale des Etablissements Michelin SCA	208,981
800	City Developments Ltd	3,715
4,579	Compass Group PLC	62,647
281	Continental AG	29,856
100	Cosmos Pharmaceutical Corp	16,984
Shares		Fair Value
Consumer, Cyclical — (continued)
849	Crown Resorts Ltd	$ 4,943
8,000	CTS Eventim AG & Co KGaA(a)	354,618
6,097	Daimler AG	315,144
5,300	Daiwa House Industry Co Ltd	139,256
1,700	Daiwabo Holdings Co Ltd(a)	111,289
1,100	Denso Corp	51,256
773	Deutsche Lufthansa AG(a)	6,613
578	Electrolux AB Class B	13,033
320	Evolution Gaming Group AB(b)	23,734
400	FamilyMart Co Ltd	8,792
100	Fast Retailing Co Ltd	69,754
187	Faurecia SE(a)	7,092
4,576	Ferguson PLC	454,377
322	Ferrari NV	57,442
2,818	Fiat Chrysler Automobiles NV(a)	34,570
395	Flutter Entertainment PLC(a)	69,049
6,000	Galaxy Entertainment Group Ltd	39,651
13,325	Genting Singapore Ltd	6,292
1,353	GVC Holdings PLC(a)	16,946
71,000	Harvey Norman Holdings Ltd	222,105
11,400	Haseko Corp	136,676
2,062	Hennes & Mauritz AB Class B	33,525
80	Hermes International	74,488
500	Hino Motors Ltd	3,831
12,500	Honda Motor Co Ltd	295,662
200	Hoshizaki Corp	15,972
400	Iida Group Holdings Co Ltd	7,237
2,801	Industria de Diseno Textil SA	69,155
445	InterContinental Hotels Group PLC(a)	22,605
500	Isetan Mitsukoshi Holdings Ltd	2,435
1,400	Isuzu Motors Ltd	11,359
16,200	ITOCHU Corp	389,100
6,600	Japan Airlines Co Ltd(a)	115,275
300	Jardine Cycle & Carriage Ltd	3,902
994	JD Sports Fashion PLC	9,560
600	JTEKT Corp	4,781
3,300	Kaufman & Broad SA	117,601
194	Kering SA	117,237
21,100	Kindred Group PLC(a)	160,511
68,989	Kingfisher PLC(a)	256,481
4,600	Kohnan Shoji Co Ltd(a)	157,071
300	Koito Manufacturing Co Ltd	14,467
193	La Francaise des Jeux SAEM(a)(b)	7,240
200	Lawson Inc	9,189
713	LVMH Moet Hennessy Louis Vuitton SE	334,216
22,700	Marubeni Corp	118,521
400	Marui Group Co Ltd	7,229
1,300	Mazda Motor Corp	6,826
200	McDonald's Holdings Co Japan Ltd	9,484
500	Melco Resorts & Entertainment Ltd ADR	8,060
8,100	Mitsubishi Corp	180,722
2,400	Mitsubishi Motors Corp(a)	4,402
4,100	Mitsui & Co Ltd	64,220
497	Moncler SpA(a)	19,886

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
341	Next PLC	$ 25,746
500	NGK Insulators Ltd	7,143
300	NGK Spark Plug Co Ltd	5,276
300	Nintendo Co Ltd	162,207
5,800	Nissan Motor Co Ltd(a)	20,535
300	Nitori Holdings Co Ltd	61,667
600	Oriental Land Co Ltd	83,987
1,100	Pan Pacific International Holdings Corp	23,340
5,600	Panasonic Corp	51,730
239	Pandora A/S	18,960
817	Persimmon PLC	24,725
9,010	Peugeot SA(a)	161,857
19,184	Pirelli & C SpA(a)(b)	79,987
248	Puma SE(a)	21,711
42,660	Qantas Airways Ltd(a)	125,503
17,200	Redrow PLC(a)	92,692
508	Renault SA(a)	12,581
1,900	Rheinmetall AG	138,859
500	Ryohin Keikaku Co Ltd	10,495
6,400	Sands China Ltd	22,461
57	SEB SA	9,263
500	Sega Sammy Holdings Inc	6,266
900	Sekisui Chemical Co Ltd	14,030
1,500	Sekisui House Ltd	24,920
400	Sharp Corp	4,625
100	Shimamura Co Ltd	10,661
200	Shimano Inc	45,743
3,150	Singapore Airlines Ltd	7,817
6,000	SJM Holdings Ltd	6,230
227	Sodexo SA	14,582
3,200	Sony Corp	266,773
300	Stanley Electric Co Ltd	8,544
1,600	Subaru Corp	29,365
3,000	Sumitomo Corp	32,822
1,900	Sumitomo Electric Industries Ltd	20,976
500	Sumitomo Rubber Industries Ltd	4,398
200	Sundrug Co Ltd	7,426
900	Suzuki Motor Corp	38,653
208	Swatch Group AG	19,439
5,730	Tabcorp Holdings Ltd	13,240
9,358	Taylor Wimpey PLC(a)	12,815
10,600	Teijin Ltd	162,370
300	Toho Co Ltd	11,880
100	Toyoda Gosei Co Ltd	2,542
400	Toyota Industries Corp	25,849
5,400	Toyota Motor Corp	354,493
500	Toyota Tsusho Corp	13,953
100	Tsuruha Holdings Inc	14,003
500	USS Co Ltd	9,145
563	Valeo SA	17,032
88	Volkswagen AG	13,689
20,319	Volvo AB Class B(a)	394,944
200	Welcia Holdings Co Ltd	7,832
2,911	Wesfarmers Ltd	94,228
471	Whitbread PLC(a)	13,108
3,200	Wynn Macau Ltd(a)	4,421
1,700	Yamada Holdings Co Ltd	8,289
Shares		Fair Value
Consumer, Cyclical — (continued)
300	Yamaha Corp	$ 14,222
700	Yamaha Motor Co Ltd	10,009
7,400	Yokohama Rubber Co Ltd	106,297
389	Zalando SE(a)(b)	36,225
		9,501,193
Consumer, Non-Cyclical — 25.90%
1,858	a2 Milk Co Ltd(a)	17,991
2,171	Adecco Group AG	106,453
264	Adyen NV(a)(b)	443,715
1,200	Ajinomoto Co Inc	24,109
7,761	Alcon Inc(a)	441,237
300	Alfresa Holdings Corp	5,493
8,655	Amadeus IT Group SA	412,376
418	Ambu A/S Class B	12,678
1,955	Anheuser-Busch InBev SA	101,124
5,000	Arcs Co Ltd(a)	110,688
113	Argenx SE(a)	28,198
1,200	Asahi Group Holdings Ltd	37,137
400	Asahi Intecc Co Ltd	12,395
1,152	Ashtead Group PLC	41,615
976	Associated British Foods PLC	21,458
16,400	Astellas Pharma Inc	224,892
3,369	AstraZeneca PLC	338,224
1,259	Atlantia SpA(a)	19,326
8,300	Austevoll Seafood ASA	56,535
14,500	Babcock International Group PLC	40,829
8	Barry Callebaut AG	16,517
6,722	Bayer AG	315,869
257	Beiersdorf AG	26,910
100	BeiGene Ltd ADR(a)	29,652
200	Benesse Holdings Inc	4,715
109	BioMerieux	16,230
3,896	Brambles Ltd	26,276
15,860	British American Tobacco PLC	502,588
4,700	Budweiser Brewing Co APAC Ltd(b)	13,861
737	Bureau Veritas SA(a)	16,161
100	Calbee Inc	3,068
102	Carl Zeiss Meditec AG	13,179
263	Carlsberg AS Class B	33,301
1,534	Carrefour SA	23,841
6	Chocoladefabriken Lindt & Spruengli AG	47,571
1,600	Chugai Pharmaceutical Co Ltd	61,760
1,408	Coca-Cola Amatil Ltd	12,308
400	Coca-Cola Bottlers Japan Holdings Inc	5,646
523	Coca-Cola European Partners PLC	18,676
519	Coca-Cola HBC AG	11,786
2,766	Cochlear Ltd	412,840
3,259	Coles Group Ltd	40,712
304	Coloplast A/S Class B	44,458
3,065	CSL Ltd	620,531
500	Dai Nippon Printing Co Ltd	9,315
4,200	Daiichi Sankyo Co Ltd	110,853

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,000	Dairy Farm International Holdings Ltd	$ 3,720
1,584	Danone SA	87,857
1,514	Davide Campari-Milano NV	15,823
293	Demant A/S(a)	9,251
5,971	Diageo PLC	192,932
63	DiaSorin SpA	13,830
613	Edenred	28,574
700	Eisai Co Ltd	54,428
729	EssilorLuxottica SA(a)	90,001
1,557	Essity AB Class B	45,065
149	Etablissements Franz Colruyt NV	8,819
32	Eurofins Scientific SE(a)	25,482
12,331	Experian PLC	451,574
26,800	Faes Farma SA(a)	100,998
1,474	Fisher & Paykel Healthcare Corp Ltd	34,100
546	Fresenius Medical Care AG & Co KGaA	41,694
6,172	Fresenius SE & Co KGaA	228,940
116	Galapagos NV(a)	13,559
1,266	Genmab A/S(a)	422,876
36,383	GlaxoSmithKline PLC	607,450
200	GMO Payment Gateway Inc	24,506
4,627	GN Store Nord A/S	333,130
810	Grifols SA	21,890
201	H Lundbeck A/S	5,666
279	Heineken Holding NV	21,500
664	Heineken NV	58,776
261	Henkel AG & Co KGaA	23,595
12,409	Hikma Pharmaceuticals PLC	403,301
200	Hisamitsu Pharmaceutical Co Inc	9,567
258	ICA Gruppen AB	12,213
8,630	Imperial Brands PLC	136,538
54,500	Inghams Group Ltd	109,664
414	Intertek Group PLC	29,810
90	Ipsen SA	8,197
200	Ito En Ltd	12,667
52,272	J Sainsbury PLC	136,375
3,000	Japan Tobacco Inc	56,482
600	Jardine Strategic Holdings Ltd	12,846
646	Jeronimo Martins SGPS SA	10,261
324	Just Eat Takeaway.com NV(a)(b)	36,044
1,200	Kao Corp	85,438
408	Kerry Group PLC Class A	48,838
300	Kikkoman Corp	14,940
2,200	Kirin Holdings Co Ltd	39,662
200	Kobayashi Pharmaceutical Co Ltd	19,489
400	Kobe Bussan Co Ltd(a)	11,254
16,525	Koninklijke Ahold Delhaize NV	453,044
2,350	Koninklijke Philips NV(a)	108,844
100	Kose Corp	12,748
700	Kyowa Kirin Co Ltd	17,383
19,300	Leroy Seafood Group ASA	90,656
600	Lion Corp	12,235
191	Lonza Group AG	115,729
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
646	L'Oreal SA	$ 208,777
1,100	Medipal Holdings Corp	19,609
200	MEIJI Holdings Co Ltd	14,490
331	Merck KGaA	49,031
57,100	Metcash Ltd	118,441
422	Metro AG	4,138
1,000	Microport Scientific Corp	3,533
1,185	Mowi ASA	18,721
7,642	Nestle SA	859,556
1,128	Nexi SpA(a)(b)	17,365
300	NH Foods Ltd(a)	12,289
300	Nihon M&A Center Inc	17,616
200	Nippon Shinyaku Co Ltd	14,291
600	Nisshin Seifun Group Inc	9,035
200	Nissin Foods Holdings Co Ltd	17,318
305	NMC Health PLC(a)	20
9,602	Novartis AG	748,213
4,422	Novo Nordisk A/S Class B	281,972
1,173	Ocado Group PLC(a)	34,577
2,900	Olympus Corp	55,518
900	Ono Pharmaceutical Co Ltd	25,673
18,000	Origin Enterprises PLC	68,296
284	Orion OYJ Class B	12,155
1,816	Orkla ASA	17,143
118	Orpea (a)	11,786
1,000	Otsuka Holdings Co Ltd	37,037
300	Park24 Co Ltd(a)	4,052
300	PeptiDream Inc(a)	13,864
545	Pernod Ricard SA	87,801
400	Persol Holdings Co Ltd	6,058
93,300	Pharming Group NV(a)	97,013
200	Pigeon Corp	9,210
300	Pola Orbis Holdings Inc	5,916
4,900	Prima Meat Packers Ltd(a)	139,813
585	QIAGEN NV(a)	27,777
491	Ramsay Health Care Ltd	21,513
1,805	Randstad NV(a)	90,063
1,813	Reckitt Benckiser Group PLC	159,658
268	Recordati Industria Chimica e Farmaceutica SpA	13,894
3,200	Recruit Holdings Co Ltd	121,762
4,960	Relx PLC	98,116
58	Remy Cointreau SA	9,792
4,762	Rentokil Initial PLC(a)	32,409
4,204	Roche Holding AG	1,350,878
956	Ryman Healthcare Ltd(a)	8,847
7,103	Sanofi	641,352
1,000	Santen Pharmaceutical Co Ltd	17,816
71	Sartorius Stedim Biotech	26,924
13,100	Scandinavian Tobacco Group A/S(b)	185,035
600	Secom Co Ltd	50,687
897	Securitas AB Class B(a)	12,662
1,900	Seven & i Holdings Co Ltd	57,750
15	SGS SA	37,467
600	Shimadzu Corp	17,156
700	Shionogi & Co Ltd	33,019
1,000	Shiseido Co Ltd	61,907

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
690	Siemens Healthineers AG(b)	$ 29,621
2,246	Smith & Nephew PLC	38,985
2,900	Societe BIC SA	138,911
100	Sohgo Security Services Co Ltd	4,659
1,159	Sonic Healthcare Ltd	28,387
140	Sonova Holding AG(a)	33,232
26	Straumann Holding AG	27,140
300	Sumitomo Dainippon Pharma Co Ltd	3,516
300	Suntory Beverage & Food Ltd	10,346
100	Suzuken Co Ltd	3,610
416	Swedish Match AB	31,276
6,300	Swedish Orphan Biovitrum AB(a)	108,650
500	Sysmex Corp	46,964
100	Taisho Pharmaceutical Holdings Co Ltd	6,017
3,975	Takeda Pharmaceutical Co Ltd	122,838
5,000	TAL Education Group ADR(a)	332,300
28,800	Tate & Lyle PLC	221,939
1,600	Terumo Corp	58,886
130,051	Tesco PLC	345,970
2,756	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	24,032
5,000	Toho Holdings Co Ltd(a)	92,468
600	Toppan Printing Co Ltd	7,630
300	Toyo Suisan Kaisha Ltd	14,930
7,024	Transurban Group	66,515
1,976	Treasury Wine Estates Ltd	12,739
1,324	UCB SA	130,773
1,100	Unicharm Corp	50,898
3,751	Unilever NV	211,457
2,984	Unilever PLC	170,017
140,000	United Laboratories International Holdings Ltd	120,384
126	Vifor Pharma AG	14,181
300,500	WH Group Ltd(b)	236,682
4,400	Wilmar International Ltd	13,026
19,901	Wm Morrison Supermarkets PLC	41,996
3,170	Woolworths Group Ltd	85,274
394	Worldline SA(a)(b)	29,182
300	Yakult Honsha Co Ltd	14,518
300	Yamazaki Baking Co Ltd(a)	4,928
		18,957,046
Diversified — 0.23%
22,800	CK Hutchison Holdings Ltd	137,712
500	Jardine Matheson Holdings Ltd	22,300
1,500	Swire Pacific Ltd Class A	6,840
198	Washington H Soul Pattinson & Co Ltd(a)	3,526
		170,378
Energy — 2.44%
642	Ampol Ltd	11,706
3,029	APA Group	22,331
94,100	Beach Energy Ltd	78,029
Shares		Fair Value
Energy — (continued)
52,030	BP PLC	$ 132,699
248	DCC PLC	16,109
7,700	ENEOS Holdings Inc	25,982
6,532	Eni SpA	45,757
2,571	Equinor ASA	32,805
1,334	Galp Energia SGPS SA	10,834
405	Idemitsu Kosan Co Ltd	8,191
2,500	Inpex Corp	11,856
160	Koninklijke Vopak NV	8,317
900	Landis+Gyr Group AG(a)	50,264
473	Lundin Energy AB	9,042
1,086	Neste OYJ	56,639
4,651	Oil Search Ltd	8,397
4,659	OMV AG	107,699
24,300	Petrofac Ltd(a)	37,421
19,897	Repsol SA	124,914
10,532	Royal Dutch Shell PLC Class A	132,474
23,518	Royal Dutch Shell PLC Class B	283,582
4,477	Santos Ltd	14,883
632	Siemens Gamesa Renewable Energy SA	17,936
11,348	Total SE	343,806
505	Vestas Wind Systems A/S	86,640
2,450	Woodside Petroleum Ltd	30,219
41,000	Z Energy Ltd	76,619
		1,785,151
Financial — 17.66%
17,395	3i Group PLC	217,214
3,400	Aareal Bank AG(a)	58,747
1,024	ABN AMRO Bank NV(a)(b)	8,411
1,000	Acom Co Ltd(a)	4,494
487	Admiral Group PLC	17,343
33,444	Aegon NV	89,965
300	Aeon Mall Co Ltd	4,680
282	AerCap Holdings NV(a)	7,002
548	Afterpay Ltd(a)	37,313
448	Ageas SA NV	18,040
30,800	AIA Group Ltd	293,129
1,670	Allianz SE	294,177
7,907	AMP Ltd	8,509
154	Amundi SA(a)(b)	10,101
400	Aozora Bank Ltd	6,572
2,832	Aroundtown SA(a)	13,584
7,356	Ascendas REIT	15,522
4,800	ASR Nederland NV	145,658
2,832	Assicurazioni Generali SpA	37,989
496	ASX Ltd	27,773
12,782	Australia & New Zealand Banking Group Ltd	169,625
32,685	Aviva PLC	108,981
11,766	AXA SA	188,953
81	Azrieli Group Ltd	3,802
112	Baloise Holding AG	15,317
42,223	Banco Bilbao Vizcaya Argentaria SA	121,819
42,677	Banco Santander SA(a)	85,463
2,862	Bank Hapoalim BM	16,706

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,483	Bank Leumi Le-Israel BM	$ 16,416
3,423	Bank of East Asia Ltd	6,175
200	Bank of Kyoto Ltd	8,833
1,510	Bankinter SA	5,675
84	Banque Cantonale Vaudoise	8,140
44,525	Barclays PLC(a)	61,704
5,200	BAWAG Group AG(a)(b)	190,970
6,587	BNP Paribas SA(a)	229,719
9,000	BOC Hong Kong Holdings Ltd	24,997
2,259	British Land Co PLC REIT	10,199
9,214	CaixaBank SA	16,812
6,764	CapitaLand Ltd	12,728
11,472	CapitaLand Mall Trust REIT(a)	14,541
900	Chiba Bank Ltd(a)	4,649
6,500	CK Asset Holdings Ltd	30,183
7,430	CNP Assurances(a)	83,800
2,626	Commerzbank AG(a)	12,430
4,545	Commonwealth Bank of Australia	220,666
2,700	Concordia Financial Group Ltd	8,913
118	Covivio REIT	7,027
12,903	Credit Agricole SA(a)	102,069
15,000	Credit Saison Co Ltd	162,146
32,235	Credit Suisse Group AG	304,021
8,400	Dai-ichi Life Holdings Inc	125,458
1,400	Daito Trust Construction Co Ltd	127,351
5	Daiwa House Investment Corp REIT(a)	11,566
3,900	Daiwa Securities Group Inc	15,802
1,729	Danske Bank A/S(a)	23,043
4,500	DBS Group Holdings Ltd	67,031
5,041	Deutsche Bank AG(a)	46,584
3,086	Deutsche Boerse AG	454,732
876	Deutsche Wohnen SE	44,214
2,703	Dexus REIT	16,353
3,585	Direct Line Insurance Group PLC	12,247
15,234	DNB ASA(a)	205,732
610	EQT AB	11,591
697	Erste Group Bank AG(a)	14,327
92	Eurazeo SE(a)	4,184
261	EXOR NV	13,579
31,636	FinecoBank Banca Fineco SpA(a)	434,357
6,700	Fukuoka Financial Group Inc	112,073
109	Gecina SA REIT	13,532
578	Gjensidige Forsikring ASA	11,014
9	GLP J-REIT	13,875
4,226	Goodman Group REIT	54,698
5,322	GPT Group REIT	15,073
289	Groupe Bruxelles Lambert SA	23,700
43,000	Gunma Bank Ltd	136,419
6,000	Hang Lung Properties Ltd	14,607
1,800	Hang Seng Bank Ltd	27,731
162	Hannover Rueck SE	23,542
825	Hargreaves Lansdown PLC	14,478
3,600	Henderson Land Development Co Ltd	12,716
4,900	Hitachi Capital Corp(a)	103,631
Shares		Fair Value
Financial — (continued)
3,000	Hong Kong Exchanges & Clearing Ltd	$ 143,756
3,000	Hongkong Land Holdings Ltd	11,013
52,303	HSBC Holdings PLC	219,148
500	Hulic Co Ltd(a)	4,631
96	Icade REIT	4,855
403	Industrivarden AB Class C(a)	10,290
10,017	ING Groep NV(a)	68,613
5,935	Insurance Australia Group Ltd(a)	19,922
24,000	Intermediate Capital Group PLC	364,234
42,469	Intesa Sanpaolo SpA(a)	70,503
1,169	Investor AB Class B	70,069
2,989	Israel Discount Bank Ltd Class A	8,366
1,400	Japan Exchange Group Inc	34,179
1,100	Japan Post Bank Co Ltd	8,773
3,800	Japan Post Holdings Co Ltd	26,074
500	Japan Post Insurance Co Ltd	7,926
3	Japan Prime Realty Investment Corp REIT	8,108
3	Japan Real Estate Investment Corp REIT	14,702
6	Japan Retail Fund Investment Corp REIT	8,648
574	Julius Baer Group Ltd	25,546
641	KBC Group NV	31,670
46,500	Kerry Properties Ltd	114,089
618	Kinnevik AB Class B	25,306
441	Klepierre SA REIT	5,587
219	L E Lundbergforetagen AB Class B(a)	9,843
1,806	Land Securities Group PLC REIT	11,914
173	LEG Immobilien AG	23,381
56,720	Legal & General Group PLC	135,956
5,195	Link REIT	39,648
181,704	Lloyds Banking Group PLC(a)	66,148
812	London Stock Exchange Group PLC	87,511
6,818	M&G PLC	12,965
864	Macquarie Group Ltd	77,034
301	Magellan Financial Group Ltd(a)	11,666
2,392	Mapfre SA	3,609
4,600	Mapletree Commercial Trust REIT	5,800
7,800	Mapletree Logistics Trust REIT	11,142
1,700	Mebuki Financial Group Inc	3,416
7,192	Medibank Private Ltd	13,501
17,195	Mediobanca Banca di Credito Finanziario SpA	122,079
12,476	Melrose Industries PLC(a)	19,346
75,915	Mirvac Group REIT	112,580
3,000	Mitsubishi Estate Co Ltd	44,748
82,900	Mitsubishi UFJ Financial Group Inc	326,784
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(a)	106,772
2,300	Mitsui Fudosan Co Ltd	39,163
337	Mizrahi Tefahot Bank Ltd(a)	6,572

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
13,870	Mizuho Financial Group Inc	$ 170,768
1,200	MS&AD Insurance Group Holdings Inc	32,838
359	Muenchener Rueckversicherungs-Gesellschaft AG	84,141
8,208	National Australia Bank Ltd	107,385
3,047	Natixis SA(a)	7,097
12,180	Natwest Group PLC(a)	19,631
4,000	New World Development Co Ltd	19,098
3	Nippon Building Fund Inc REIT	15,152
5	Nippon Prologis REIT Inc(a)	16,457
740	NN Group NV	25,753
42,800	Nomura Holdings Inc	191,677
200	Nomura Real Estate Holdings Inc	3,493
10	Nomura Real Estate Master Fund Inc REIT	11,942
26,520	Nordea Bank Abp(a)	199,040
19,600	ORIX Corp	229,227
5	Orix J-REIT Inc(a)	7,027
8,491	Oversea-Chinese Banking Corp Ltd	52,370
47	Partners Group Holding AG	42,314
6,700	Prudential PLC	81,927
3,773	QBE Insurance Group Ltd	21,818
362	Raiffeisen Bank International AG(a)	5,228
133	REA Group Ltd	11,061
58,300	Resona Holdings Inc	192,214
5,100	Rothschild & Co(a)	131,267
2,498	RSA Insurance Group PLC(a)	13,715
1,209	Sampo OYJ Class A	45,623
600	SBI Holdings Inc	13,831
13,329	Scentre Group REIT	19,670
319	Schroders PLC	10,803
429	SCOR SE(a)	10,418
3,058	Segro PLC REIT	35,724
1,700	Seven Bank Ltd	3,901
300	Shinsei Bank Ltd	3,609
900	Shizuoka Bank Ltd(a)	6,053
2,100	Singapore Exchange Ltd	13,319
8,000	Sino Land Co Ltd	9,481
4,179	Skandinaviska Enskilda Banken AB Class A(a)	35,861
2,082	Societe Generale SA(a)	28,290
37	Sofina SA	9,616
4,300	Sompo Holdings Inc	160,544
1,371	St James's Place PLC	15,975
6,889	Standard Chartered PLC(a)	31,473
5,857	Standard Life Aberdeen PLC	17,058
48,623	Stockland REIT(a)	131,480
12,000	Sumitomo Mitsui Financial Group Inc	332,183
900	Sumitomo Mitsui Trust Holdings Inc	24,199
800	Sumitomo Realty & Development Co Ltd	21,407
3,000	Sun Hung Kai Properties Ltd	38,615
Shares		Fair Value
Financial — (continued)
3,180	Suncorp Group Ltd	$ 18,365
3,900	Suntec REIT	3,830
3,995	Svenska Handelsbanken AB Class A(a)	32,370
2,324	Swedbank AB Class A(a)	36,384
2,600	Swire Properties Ltd	6,977
681	Swiss Life Holding AG	229,081
182	Swiss Prime Site AG	15,312
756	Swiss Re AG	54,251
6,200	Sydbank AS(a)	106,031
1,300	T&D Holdings Inc	12,992
1,600	Tokio Marine Holdings Inc	71,512
100	Tokyo Century Corp	4,903
1,300	Tokyu Fudosan Holdings Corp	5,681
351	Tryg A/S	9,741
29,415	UBS Group AG	342,449
375	Unibail-Rodamco-Westfield REIT	15,180
5,458	UniCredit SpA(a)	40,877
73,600	UnipolSai Assicurazioni SpA	170,933
14,200	United Overseas Bank Ltd	197,301
6	United Urban Investment Corp REIT	6,406
800	UOL Group Ltd(a)	3,647
8,745	Vicinity Centres REIT	7,432
1,323	Vonovia SE(a)	84,491
56	Wendel SE	4,846
9,275	Westpac Banking Corp	117,392
5,000	Wharf Real Estate Investment Co Ltd	19,244
686	Zurich Insurance Group AG	227,852
		12,929,781
Industrial — 12.56%
4,728	ABB Ltd	114,725
683	ACS Actividades de Construccion y Servicios SA	16,235
171	Aena SME SA(a)(b)	23,040
73	Aeroports de Paris(a)	7,144
3,000	AGC Inc	93,678
1,509	Airbus SE(a)	110,407
771	Alfa Laval AB(a)	15,660
476	Alstom SA(a)	21,267
600	Amada Co Ltd	5,222
224	ANDRITZ AG	7,555
9	AP Moller - Maersk A/S Class A	13,308
17	AP Moller - Maersk A/S Class B	27,245
2,573	Assa Abloy AB Class B	55,146
1,723	Atlas Copco AB Class A	76,055
1,001	Atlas Copco AB Class B	38,354
3,352	Auckland International Airport Ltd(a)	15,506
5,371	Aurizon Holdings Ltd	14,242
55,656	BAE Systems PLC	286,023
4,900	Bekaert SA	104,224
575	Bouygues SA	18,856
13,700	Brother Industries Ltd	211,695
400	Casio Computer Co Ltd	6,077

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,311	Cellnex Telecom SA(b)	$ 405,108
400	Central Japan Railway Co	48,368
138,000	China Resources Cement Holdings Ltd	180,701
7,227	Cie de Saint-Gobain(a)	281,516
300	CIMIC Group Ltd(a)	4,534
1,000	CK Infrastructure Holdings Ltd	4,717
2,488	CNH Industrial NV(a)	19,291
2,014	CRH PLC	70,473
300	Daifuku Co Ltd	30,935
600	Daikin Industries Ltd	112,280
5	Dassault Aviation SA(a)	4,183
8,039	Deutsche Post AG	356,432
2,700	Dfds A/S(a)	100,616
100	Disco Corp	26,991
300	dormakaba Holding AG	137,938
3,030	DSV PANALPINA A/S	491,592
800	East Japan Railway Co	41,835
207	Eiffage SA(a)	15,024
59	Elbit Systems Ltd	6,648
1,691	Epiroc AB Class A	25,249
1,000	Epiroc AB Class B	14,316
500	FANUC Corp	105,612
1,217	Ferrovial SA(a)	26,357
136	Fraport AG Frankfurt Airport Services Worldwide(a)	4,919
400	Fuji Electric Co Ltd	12,129
368	GEA Group AG(a)	12,256
94	Geberit AG	53,502
1,035	Getlink SE(a)	13,921
973	Halma PLC	29,847
600	Hankyu Hanshin Holdings Inc(a)	18,320
370	HeidelbergCement AG	21,162
721	Hexagon AB Class B(a)	52,847
100	Hirose Electric Co Ltd	13,959
100	Hitachi Construction Machinery Co Ltd	2,466
10,800	Hitachi Ltd	364,006
56	HOCHTIEF AG	4,120
900	Hoya Corp	101,571
981	Husqvarna AB Class B	10,116
596	Infrastrutture Wireless Italiane SpA(b)	6,438
389	Investment AB Latour Class B	9,071
1,122	James Hardie Industries PLC	27,242
200	Japan Airport Terminal Co Ltd	8,686
8,700	Japan Aviation Electronics Industry Ltd	119,812
600	JGC Holdings Corp	4,933
500	JSR Corp	11,301
1,100	Kajima Corp	11,754
300	Kamigumi Co Ltd	5,367
200	Kawasaki Heavy Industries Ltd(a)	2,389
200	Keihan Holdings Co Ltd	7,598
500	Keikyu Corp(a)	6,992
300	Keio Corp	17,435
400	Keisei Electric Railway Co Ltd	11,190
3,700	Keppel Corp Ltd	11,890
Shares		Fair Value
Industrial — (continued)
500	Keyence Corp	$ 226,911
395	Kingspan Group PLC(a)	34,434
400	Kintetsu Group Holdings Co Ltd	15,982
161	KION Group AG	12,545
22,900	Kitz Corp	123,932
186	Knorr-Bremse AG	21,539
2,200	Komatsu Ltd	49,600
872	Kone OYJ Class B	69,422
2,600	Kubota Corp	45,183
138	Kuehne + Nagel International AG	27,581
300	Kurita Water Industries Ltd	8,926
800	Kyocera Corp	44,058
400	Kyushu Railway Co	8,508
4,844	LafargeHolcim Ltd	207,903
124,000	Lee & Man Paper Manufacturing Ltd	93,974
685	Legrand SA	50,703
1,809	Lendlease Corp Ltd	15,218
783	Leonardo SpA	3,733
600	LIXIL Group Corp	13,029
600	Makita Corp	26,522
200	Maruichi Steel Tube Ltd	4,588
1,000	MINEBEA MITSUMI Inc	18,061
800	MISUMI Group Inc	23,760
4,600	Mitsubishi Electric Corp	59,243
800	Mitsubishi Heavy Industries Ltd	17,188
200	Miura Co Ltd	9,423
3,775	MTR Corp Ltd	18,706
2,243	MTU Aero Engines AG	383,375
1,400	Murata Manufacturing Co Ltd	98,180
200	Nabtesco Corp	7,472
500	Nagoya Railroad Co Ltd(a)	13,328
858	Nibe Industrier AB Class B(a)	20,660
1,100	Nidec Corp	111,102
16,700	Nikon Corp	101,776
100	Nippon Express Co Ltd	5,608
300	Nippon Yusen KK	5,537
900	NSK Ltd	7,206
1,700	Obayashi Corp	14,226
800	Odakyu Electric Railway Co Ltd	19,306
500	Omron Corp	36,103
1,144	Orica Ltd	12,281
1,469	Poste Italiane SpA(b)	11,992
669	Prysmian SpA	18,205
8,600	Rengo Co Ltd	66,168
100	Rinnai Corp	9,854
4,959	Rolls-Royce Holdings PLC	4,589
822	Safran SA(a)	86,704
2,899	Sandvik AB(a)	51,675
3,100	Sankyu Inc	111,047
150	Schindler Holding AG	38,469
1,419	Schneider Electric SE	172,417
400	Seibu Holdings Inc	3,999
1,000	SG Holdings Co Ltd	24,120
1,300	Shimizu Corp	9,026
1,964	Siemens AG	230,408
1,026	Siemens Energy AG(a)	22,465

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,000	Signify NV(a)(b)	$ 177,476
364	Sika AG	89,546
3,900	Singapore Technologies Engineering Ltd	9,970
899	Skanska AB Class B	16,861
6,135	SKF AB Class B	125,590
200	SMC Corp	106,381
1,017	Smiths Group PLC	17,516
189	Spirax-Sarco Engineering PLC	27,618
200	Sumitomo Heavy Industries Ltd	4,287
3,594	Sydney Airport	13,780
400	Taiheiyo Cement Corp	9,389
500	Taisei Corp	15,559
300	TDK Corp	35,280
3,500	Techtronic Industries Co Ltd	47,143
1,124	Tenaris SA	5,364
267	Thales SA	17,398
300	THK Co Ltd	7,964
500	Tobu Railway Co Ltd	14,188
1,300	Tokyu Corp	15,424
900	Toshiba Corp	22,766
300	TOTO Ltd	13,697
3,600	Tsubakimoto Chain Co(a)	79,937
8,900	Venture Corp Ltd	125,461
20,100	Vesuvius PLC	103,917
1,323	Vinci SA	104,497
1,062	Wartsila OYJ Abp	8,440
400	West Japan Railway Co	17,159
3,900	Wienerberger AG	98,382
42,000	Xinyi Glass Holdings Ltd	92,234
700	Yamato Holdings Co Ltd	18,529
6,900	Yangzijiang Shipbuilding Holdings Ltd	4,645
600	Yaskawa Electric Corp	23,330
500	Yokogawa Electric Corp	7,351
		9,194,668
Technology — 5.61%
500	Advantest Corp	28,962
600	ASM Pacific Technology Ltd	6,051
2,092	ASML Holding NV	756,890
261	Atos SE(a)	17,830
7,030	AVEVA Group PLC	390,130
2,400	Canon Inc	41,775
1,312	Capgemini SE	151,493
292	Check Point Software Technologies Ltd(a)	33,160
1,253	Computershare Ltd	10,708
3,695	CyberArk Software Ltd(a)	366,359
338	Dassault Systemes SE	57,632
2,900	Dialog Semiconductor PLC(a)	110,559
4,200	DTS Corp(a)	81,686
800	FUJIFILM Holdings Corp	40,794
600	Fujitsu Ltd	70,989
300	Hamamatsu Photonics KK	15,096
3,212	Infineon Technologies AG	89,426
165	Ingenico Group SA(a)	23,723
200	Itochu Techno-Solutions Corp	6,785
Shares		Fair Value
Technology — (continued)
14,500	Keywords Studios PLC	$ 397,111
300	Konami Holdings Corp	11,741
100	Lasertec Corp(a)	8,662
422	Logitech International SA	35,501
11,800	Micro Focus International PLC(a)	33,096
700	NEC Corp	35,259
142	Nemetschek SE	10,282
1,200	Nexon Co Ltd	33,445
800	Nomura Research Institute Ltd	23,582
1,600	NTT Data Corp	18,058
200	Obic Co Ltd	35,409
200	Otsuka Corp(a)	9,190
129,000	PAX Global Technology Ltd	74,968
1,700	Renesas Electronics Corp(a)	14,033
1,700	Ricoh Co Ltd	11,164
300	Rohm Co Ltd	23,066
2,743	Sage Group PLC	22,562
5,481	SAP SE	584,737
200	SCSK Corp	9,944
700	Seiko Epson Corp	8,130
1,100	Siltronic AG	104,099
300	Square Enix Holdings Co Ltd	17,431
1,636	STMicroelectronics NV	49,905
700	SUMCO Corp	10,676
364	TeamViewer AG(a)	16,044
150	Teleperformance	45,027
170	Temenos AG	18,270
500	TIS Inc(a)	9,563
400	Tokyo Electron Ltd	107,364
220	Ubisoft Entertainment SA(a)	19,433
351	WiseTech Global Ltd	7,159
		4,104,959
Utilities — 2.75%
128,000	A2A SpA	162,558
17,316	AGL Energy Ltd	151,766
4,674	AusNet Services	6,571
1,500	Chubu Electric Power Co Inc	16,803
600	Chugoku Electric Power Co Inc	7,538
3,500	CLP Holdings Ltd	32,251
5,764	E.On SE	60,027
7,131	EDP - Energias de Portugal SA	35,175
200	Electric Power Development Co Ltd	2,703
1,487	Electricite de France SA	17,260
90	Elia Group SA	8,705
6,663	Enagas SA	143,812
814	Endesa SA	21,839
53,486	Enel SpA(a)	425,239
4,689	Engie SA(a)	56,711
1,095	Fortum OYJ(a)	20,582
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,635
27,325	Hong Kong & China Gas Co Ltd	39,425
15,256	Iberdrola SA(a)	180,132
1,900	Kansai Electric Power Co Inc	17,291
800	Kyushu Electric Power Co Inc	6,707

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,689	Mercury NZ Ltd	$ 5,971
3,290	Meridian Energy Ltd	11,531
9,013	National Grid PLC	107,191
769	Naturgy Energy Group SA	14,286
4,906	Origin Energy Ltd	13,801
485	Orsted A/S(b)	76,976
900	Osaka Gas Co Ltd	17,091
4,000	Power Assets Holdings Ltd	20,599
1,111	Red Electrica Corp SA	19,570
1,649	RWE AG	61,026
637	Severn Trent PLC	20,040
5,231	Snam SpA	25,507
2,669	SSE PLC	43,753
887	Suez SA	16,238
3,613	Terna Rete Elettrica Nazionale SpA	24,394
100	Toho Gas Co Ltd	5,162
1,000	Tohoku Electric Power Co Inc	8,823
3,600	Tokyo Electric Power Co Holdings Inc(a)	9,289
1,000	Tokyo Gas Co Ltd	22,659
516	Uniper SE	15,412
1,751	United Utilities Group PLC	19,570
1,384	Veolia Environnement SA	25,760
176	Verbund AG	10,151
		2,015,530
TOTAL COMMON STOCK — 94.97% (Cost $71,163,137)		$69,522,721
PREFERRED STOCK
Basic Materials — 0.01%
165	FUCHS PETROLUB SE	8,493
Shares		Fair Value
Consumer, Cyclical — 0.56%
133	Bayerische Motoren Werke AG	$ 6,877
414	Porsche Automobil Holding SE	22,179
16,900	Schaeffler AG	102,909
1,876	Volkswagen AG	273,265
		405,230
Consumer, Non-Cyclical — 0.06%
456	Henkel AG & Co KGaA	44,374
Industrial — 0.05%
91	Sartorius AG	38,518
TOTAL PREFERRED STOCK — 0.68% (Cost $615,840)		$ 496,615
RIGHTS
Industrial — 0.01%
20,326	Rolls-Royce Holdings PLC(a)	10,270
TOTAL RIGHTS — 0.01% (Cost $34,225)		$ 10,270
TOTAL INVESTMENTS — 95.66% (Cost $71,813,202)		$70,029,606
OTHER ASSETS & LIABILITIES, NET — 4.34%		$ 3,174,321
TOTAL NET ASSETS — 100.00%		$73,203,927

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At October 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI Emerging Markets Index Futures	46	USD	4,102,970	December 2020	$(60,512)
At October 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	57,447	CHF	52,389	January 14, 2021	$169
MEL	USD	5,861	GBP	4,559	November 12, 2020	(46)
MEL	USD	2,266	JPY	239,062	November 27, 2020	(18)
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	49,012	JPY	5,174,222	December 02, 2020	$(428)
MEL	USD	9,142	JPY	964,325	December 03, 2020	(72)
MEL	USD	15,691	JPY	1,655,120	December 04, 2020	(124)
MEL	USD	22,746	JPY	2,400,000	January 04, 2021	(201)
					Net Depreciation	$(720)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of October 30, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$16,204,727	23.14%
United Kingdom	10,758,594	15.36
Germany	6,907,180	9.86
Switzerland	6,202,270	8.86
France	5,858,935	8.37
Australia	4,646,781	6.64
Netherlands	3,807,024	5.44
Denmark	2,341,780	3.34
Hong Kong	2,237,599	3.20
Spain	1,922,109	2.74
Sweden	1,908,788	2.73
Italy	1,848,886	2.64
Belgium	862,922	1.23
Singapore	610,375	0.87
Israel	556,407	0.79
Finland	540,346	0.77
Norway	507,377	0.72
Austria	443,433	0.63
China	370,131	0.53
Argentina	364,215	0.52
Ireland	362,543	0.52
Canada	277,629	0.40
New Zealand	183,505	0.26
Russia	159,849	0.23
Luxembourg	76,438	0.11
Portugal	56,269	0.08
Chile	13,474	0.02
United Arab Emirates	20	0.00
Total	$70,029,606	100.00%
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 30, 2020 (Unaudited)
Great-West Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)	$70,029,606
Cash	1,319,136
Cash denominated in foreign currencies, fair value(b)	175,395
Cash pledged on futures contracts	1,552,792
Dividends receivable	493,136
Subscriptions receivable	35,725
Receivable for investments sold	846,790
Variation margin on futures contracts	3,768
Unrealized appreciation on forward foreign currency contracts	169
Total Assets	74,456,517
LIABILITIES:
Payable for director fees	4,009
Payable for distribution fees	746
Payable for other accrued fees	95,041
Payable for shareholder services fees	27,255
Redemptions payable	1,124,650
Unrealized depreciation on forward foreign currency contracts	889
Total Liabilities	1,252,590
NET ASSETS	$73,203,927
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$778,807
Paid-in capital in excess of par	71,343,088
Undistributed/accumulated earnings	1,082,032
NET ASSETS	$73,203,927
NET ASSETS BY CLASS
Investor Class	$71,168,279
Institutional Class	$2,035,648
CAPITAL STOCK:
Authorized
Investor Class	49,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	7,562,804
Institutional Class	225,261
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.41
Institutional Class	$9.04
(a) Cost of investments	$71,813,202
(b) Cost of cash denominated in foreign currencies	$176,929
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 30, 2020 (Unaudited)
Great-West Core Strategies: International Equity Fund
INVESTMENT INCOME:
Dividends	$2,714,703
Foreign withholding tax	(315,506)
Total Income	2,399,197
EXPENSES:
Management fees	285,268
Shareholder services fees – Investor Class(a)	25,172
Shareholder services fees – Class L(b)	160,015
Audit and tax fees	47,289
Custodian fees	61,292
Director's fees	1,949
Distribution fees – Class L(b)	113,416
Legal fees	10,188
Pricing fees	22,967
Registration fees	35,243
Shareholder report fees	14,356
Transfer agent fees	3,971
Other fees	990
Total Expenses	782,116
Less amount waived by investment adviser	131,849
Net Expenses	650,267
NET INVESTMENT INCOME	1,748,930
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(235,017)
Net realized gain on futures contracts	2,596,896
Net Realized Gain	2,361,879
Net change in unrealized appreciation on investments and foreign currency translations	9,200,967
Net change in unrealized depreciation on futures contracts	(368,151)
Net change in unrealized appreciation on forward foreign currency contracts	484
Net Change in Unrealized Appreciation	8,833,300
Net Realized and Unrealized Gain	11,195,179
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,944,109
(a)Investor Class inception date was September 3, 2020.
(b)Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 30, 2020 and fiscal year ended April 30, 2020
Great-West Core Strategies: International Equity Fund	2020 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,748,930	$2,070,309
Net realized gain	2,361,879	1,511,891
Net change in unrealized appreciation (depreciation)	8,833,300	(17,452,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,944,109	(13,869,948)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Class L	-	(1,622,622)
Institutional Class	-	(27,166)
From return of capital	0	(1,649,788)
From net investment income and net realized gains
Class L	-	(3,776,550)
Institutional Class	-	(27,586)
From net investment income and net realized gains	0	(3,804,136)
Total Distributions	0	(5,453,924)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	108,496,587	-
Class L(b)	15,564,054	30,537,395
Institutional Class	500,619	1,158,277
Shares issued in reinvestment of distributions
Class L	-	5,399,172
Institutional Class	-	54,752
Shares redeemed
Investor Class(a)	(34,417,268)	-
Class L(b)	(122,726,106)	(49,153,200)
Institutional Class	(122,436)	(11,182,118)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,704,550)	(23,185,722)
Total Decrease in Net Assets	(19,760,441)	(42,509,594)
NET ASSETS:
Beginning of Period	92,964,368	135,473,962
End of Period	$73,203,927	$92,964,368
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	11,019,997	-
Class L(b)	1,758,794	3,262,507
Institutional Class	53,001	124,327
Shares issued in reinvestment of distributions
Class L	-	529,850
Institutional Class	-	5,337
Shares redeemed
Investor Class(a)	(3,457,193)	-
Class L(b)	(12,914,700)	(5,028,445)
Institutional Class	(13,363)	(1,125,774)
Net Decrease	(3,553,464)	(2,232,198)
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/30/2020(Unaudited) (c)	$10.00	0.25	(0.84)	(0.59)	—	—	—	—	$9.41	(5.90%) (d)
Institutional Class
10/30/2020(Unaudited)	$ 8.25	0.20	0.59	0.79	—	—	—	—	$9.04	(11.64%) (d)
4/30/2020	$ 9.85	0.28	(1.47)	(1.19)	0.00 (e)	(0.41)	—	(0.41)	$8.25	(12.88%)
4/30/2019 (f)	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$9.85	(0.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/30/2020 (Unaudited)(c)	$71,168	1.63% (h)	1.00% (h)	15.60% (h)	19% (d)
Institutional Class
10/30/2020 (Unaudited)	$ 2,036	2.93% (h)	0.65% (h)	4.42% (h)	19% (d)
04/30/2020	$ 1,531	1.37%	0.65%	2.91%	26%
04/30/2019 (f)	$11,640	2.07% (h)	0.65% (h)	1.39% (h)	29% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Investor Class inception date was September 3, 2020.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 5, 2020. Investor shares commenced operations on September 3, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,734,587	$ 66,788,134	$ —	$ 69,522,721
Preferred Stock	—	496,615	—	496,615
Rights	10,270	—	—	10,270
Total investments, at fair value:	2,744,857	67,284,749	0	70,029,606
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	169	—	169
Total Assets	$ 2,744,857	$ 67,284,918	$ 0	$ 70,029,775
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(889)	—	(889)
Futures Contracts(a)	$ (60,512)	$ —	$ —	$ (60,512)
Total Liabilities	$ (60,512)	$ (889)	$ 0	$ (61,401)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - October 30, 2020

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 30, 2020 were as follows:
Federal tax cost of investments	$72,154,563
Gross unrealized appreciation on investments	8,304,950
Gross unrealized depreciation on investments	(10,491,139)
Net unrealized depreciation on investments	$(2,186,189)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 51 futures contracts for the reporting period.

Semi-Annual Report - October 30, 2020

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $152,759 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(60,512) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$169	Unrealized depreciation on forward foreign currency contracts	$ (889)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,596,896	Net change in unrealized depreciation on futures contracts	$(368,151)
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$ 484
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - October 30, 2020

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 30, 2020, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires October 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$251,618	$227,366	$131,849	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM"), an affiliate of the Adviser and GWL&A, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.020% of the net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $803,250 for the period January 1 through October 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $18,744,421 and $44,856,638, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 30, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 14, 2020